Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest and dividend income (Note 3)
Loans	$ 6,761	$ 5,439	$ 18,025	$ 16,242
Securities	1,822	1,184	4,597	3,677
Assets purchased under reverse repurchase agreements and securities borrowed	1,601	291	2,506	1,002
Deposits and other	553	83	745	210
Interest and dividend income	10,737	6,997	25,873	21,131
Interest expense (Note 3)
Deposits and other	2,786	1,278	5,554	4,178
Other liabilities	1,984	625	3,707	1,875
Subordinated debentures	77	42	177	137
Interest expense	4,847	1,945	9,438	6,190
Net interest income	5,890	5,052	16,435	14,941
Non-interest income
Insurance premiums, investment and fee income	1,233	1,754	2,866	4,099
Trading revenue	(128)	179	475	1,080
Investment management and custodial fees	1,857	1,830	5,710	5,244
Mutual fund revenue	1,028	1,095	3,279	3,109
Securities brokerage commissions	344	356	1,132	1,188
Service charges	499	465	1,464	1,383
Underwriting and other advisory fees	369	700	1,577	2,037
Foreign exchange revenue, other than trading	250	246	772	827
Card service revenue	314	278	893	831
Credit fees	301	412	1,175	1,112
Net gains on investment securities	28	8	66	125
Share of profit in joint ventures and associates	33	47	86	96
Other	114	334	488	1,245
Non-interest income	6,242	7,704	19,983	22,376
Total revenue	12,132	12,756	36,418	37,317
Provision for credit losses (Notes 4 and 5)	340	(540)	103	(526)
Insurance policyholder benefits, claims and acquisition expense	850	1,304	1,667	2,859
Non-interest expense
Human resources (Note 8)	3,858	4,111	12,145	12,551
Equipment	514	492	1,528	1,472
Occupancy	381	387	1,153	1,191
Communications	277	227	763	652
Professional fees	373	329	1,039	934
Amortization of other intangibles	342	320	1,015	957
Other	641	554	1,757	1,584
Non-interest expense	6,386	6,420	19,400	19,341
Income before income taxes	4,556	5,572	15,248	15,643
Income taxes	979	1,276	3,323	3,485
Net income	3,577	4,296	11,925	12,158
Net income attributable to:
Shareholders	3,575	4,292	11,918	12,151
Non-controlling interests	2	4	7	7
Net income	$ 3,577	$ 4,296	$ 11,925	$ 12,158
Basic earnings per share (in dollars) (Note 11)	$ 2.52	$ 2.97	$ 8.33	$ 8.4
Diluted earnings per share (in dollars) (Note 11)	2.51	2.97	8.31	8.39
Dividends per common share (in dollars)	$ 1.28	$ 1.08	$ 3.68	$ 3.24